Goodwill and Inatangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, net	$ 17,523	$ 27,336
Technology [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	7,067	8,042
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	4,178	4,601
Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	104	100
Brand name [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net		6,043
Goodwill [member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	$ 6,174	$ 8,550